Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Operating leases, term	1 year
Capital Commitment [Member]
Commitments and Contingencies [Line Items]
Capital investment commitment	¥ 278,012	¥ 278,012